Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Trading
Trading securities	$ 219,067	$ 183,300
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	309,683	350,803
Loans	1,042,422	981,380
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(160,577)	(147,173)
Derivatives	177,206	150,612
Deposits
Personal	529,740	522,139
Business and government	946,314	839,670
Bank	39,562	47,722
Other
Obligations related to securities sold short	49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	289,516	305,321
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(160,577)	(147,173)
Total derivatives	183,953	163,763
Subordinated debentures	13,961	13,546
Level 3 [member]
Derivatives
Financial assets	5,380	5,404
Derivatives
Financial liabilities	1,648	1,699
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,067)	(1,568)
Financial assets	(2,067)	(1,568)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,067)	(1,568)
Financial liabilities	(2,067)	(1,568)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	118,691	100,758
Investment
Investment securities	32,453	7,467
Derivatives
Total gross derivatives, assets	11,478	2,553
Other assets	6,108	5,291
Financial assets	168,730	116,069
Other
Obligations related to securities sold short	18,678	15,172
Derivatives
Total gross derivatives, liabilities	12,657	3,212
Other liabilities		287
Financial liabilities	31,335	18,671
Total gross fair value [member] | Level 2 [member]
Trading
Trading securities	97,481	79,998
Investment
Investment securities	208,597	148,213
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	284,311
Loans	10,710	8,924
Derivatives
Total gross derivatives, assets	167,333	149,235
Other assets	8,270	6,472
Financial assets	759,059	731,149
Deposits
Personal	41,943	33,829
Business and government	169,003	156,429
Bank	2,908	10,530
Other
Obligations related to securities sold short	31,213	20,114
Obligations related to assets sold under repurchase agreements and securities loaned	242,916	270,663
Derivatives
Total gross derivatives, liabilities	172,016	160,898
Other liabilities	21,688	(1,694)
Financial liabilities	681,919	650,769
Subordinated debentures	232
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,895	2,544
Investment
Investment securities	745	680
Loans	1,274	1,781
Derivatives
Total gross derivatives, assets	462	392
Other assets	4	7
Financial assets	5,380	5,404
Deposits
Personal	301	478
Derivatives
Total gross derivatives, liabilities	1,347	1,221
Financial liabilities	1,648	1,699
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	17,707	11,611
Investment
Investment securities	30,110	4,623
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	2,864	2,173
Investment
Investment securities	9,756	8,546
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	16,891	16,588
Investment
Investment securities	11,318	7,554
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	435	1,852
Investment
Investment securities	196	42
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	40,322	29,136
Investment
Investment securities	130,495	80,224
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	7,152	2,481
Investment
Investment securities	1,600	2,370
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	7,265	2,153
Investment
Investment securities	10,333	7,786
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	74	3
Investment
Investment securities	2,645	2,603
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	29	31
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,295	1,434
Investment
Investment securities	10,139	9,357
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	25,957	26,195
Investment
Investment securities	33,544	31,839
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	32
Investment
Investment securities	134	143
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	93,397	84,814
Investment
Investment securities	547	432
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,813	2,316
Investment
Investment securities	367	304
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,863	2,544
Investment
Investment securities	582	506
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	25,871	27,719
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	293	354
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	100,604	98,480
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	102	3
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	350	273
Total gross fair value [member] | Credit derivatives [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	2
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	11,478	2,553
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	41,543	23,830
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	110	21
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,035)	(1,067)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	(45)	14
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	20,679	24,852
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	901	847
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	95,045	93,164
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	46	54
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	262	218
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	12,657	3,212
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	56,287	42,961
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	366	324
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(257)	(297)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	34	(4)
Recurring [member]
Trading
Trading securities	219,067	183,300
Investment
Investment securities	241,795	156,360
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	284,311
Loans	11,984	10,705
Derivatives
Total gross derivatives, assets	179,273	152,180
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(2,067)	(1,568)
Derivatives	177,206	150,612
Other assets	14,382	11,770
Financial assets	931,102	851,054
Deposits
Personal	42,244	34,307
Business and government	169,003	156,429
Bank	2,908	10,530
Other
Obligations related to securities sold short	49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	242,916	270,663
Derivatives
Total gross derivatives, liabilities	186,020	165,331
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(2,067)	(1,568)
Total derivatives	183,953	163,763
Other liabilities	21,688	(1,407)
Financial liabilities	712,835	669,571
Subordinated debentures	232
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(301)	(478)	$ (383)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	20,571	13,784
Investment
Investment securities	39,866	13,169
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	16,891	16,588
Investment
Investment securities	11,318	7,554
Recurring [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	40,757	30,988
Investment
Investment securities	130,691	80,266
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	14,417	4,634
Investment
Investment securities	11,933	10,156
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	74	3
Investment
Investment securities	2,674	2,634
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,295	1,434
Investment
Investment securities	10,139	9,357
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	25,989	26,195
Investment
Investment securities	33,678	31,982
Recurring [member] | Equity securities [member]
Trading
Trading securities	99,073	89,674
Investment
Investment securities	1,496	1,242
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	26,164	28,073
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	100,706	98,483
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	352	273
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	53,131	26,404
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,080)	(1,053)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	21,580	25,699
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	95,091	93,218
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	262	218
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	69,310	46,497
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (223)	$ (301)